July 18, 2007


                            WELLS S&P REIT INDEX FUND
                             CLASS A SHARES (WSPAX)
                             CLASS C SHARES (WSPCX)

                 WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                             CLASS A SHARES (WDGAX)
                             CLASS C SHARES (WDGCX)


                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2007


THE FOLLOWING SHOULD BE READ IN CONJUNCTION WITH THE SECTION "REDEEMING YOUR SHARES" BEGINNING ON PAGE 27 OF THE PROSPECTUS:

      REDEMPTIONS BY TELEPHONE. The Funds have added a telephone redemption privilege for all accounts except for Individual Retirement Accounts (IRAs) and qualified retirement plan accounts. You or your authorized representative may redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-282-1581. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on your account application. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described in the Prospectus. You or your authorized representative may also establish or make changes to an Automatic Withdrawal Plan by telephone.

      The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of significant economic or market changes, you may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

      SIGNATURE GUARANTEES. Effective immediately, the size of a redemption requiring a signature guarantee has been increased from $25,000 to $50,000. If the shares requested to be redeemed from your account over any 30-day period have a value of more than $50,000, your signature must be guaranteed. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing, with your signature guaranteed, regardless of the value of the shares being redeemed. Further information regarding the signature guarantee requirement can be found on pages 27-28 of the Prospectus.

                                                                   July 18, 2007


                            WELLS S&P REIT INDEX FUND
                             CLASS B SHARES (WSPBX)


                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2007


THE FOLLOWING SHOULD BE READ IN CONJUNCTION WITH THE SECTION "HOLDING AND REDEEMING CLASS B SHARES OF THE FUND" BEGINNING ON PAGE 9 OF THE PROSPECTUS:

      REDEMPTIONS BY TELEPHONE. The Fund has added a telephone redemption privilege for all accounts except for Individual Retirement Accounts (IRAs) and qualified retirement plan accounts. You or your authorized representative may redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-282-1581. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on your account application. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described in the Prospectus. You or your authorized representative may also establish or make changes to an Automatic Withdrawal Plan by telephone.

      The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of significant economic or market changes, you may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

      SIGNATURE GUARANTEES. Effective immediately, the size of a redemption requiring a signature guarantee has been increased from $25,000 to $50,000. If the shares requested to be redeemed from your account over any 30-day period have a value of more than $50,000, your signature must be guaranteed. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing, with your signature guaranteed, regardless of the value of the shares being redeemed. Further information regarding the signature guarantee requirement can be found on page 10 of the Prospectus.


                           (CONTINUED ON REVERSE SIDE)

      EXCHANGE PRIVILEGE. You may exchange your Class B Shares for shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares). The amount of time you hold shares of the Money Market Portfolio through the Wells Money Market Account will not be added to the holding period of your original Class B shares for the purpose of calculating contingent deferred sales charges if you later redeem your investment. However, if you exchange shares of the Money Market Portfolio back into your original Class B shares, the prior holding period of your Class B shares will be added to your current holding period of Class B shares in calculating the contingent deferred sales load.

      You are limited to a maximum of 10 exchanges per calendar year because excessive short-term trading or market timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

      You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. You or your authorized representative may also request an exchange by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be affected at the next determined net asset value after receipt of a request by the Transfer Agent.

      The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Money Market Portfolio.

                                                                   July 18, 2007


                            WELLS S&P REIT INDEX FUND
                             CLASS I SHARES (WSPIX)
                         RETIREMENT CLASS SHARES (WSPRX)

                 WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                             CLASS I SHARES (WDGIX)
                         RETIREMENT CLASS SHARES (WDGRX)


                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2007


THE FOLLOWING SHOULD BE READ IN CONJUNCTION WITH THE SECTION "REDEEMING YOUR SHARES" BEGINNING ON PAGE 22 OF THE PROSPECTUS:

      REDEMPTIONS BY TELEPHONE. The Funds have added a telephone redemption privilege for all accounts except for Individual Retirement Accounts (IRAs) and qualified retirement plan accounts. You or your authorized representative may redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-282-1581. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on your account application. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described in the Prospectus. You or your authorized representative may also establish or make changes to an Automatic Withdrawal Plan by telephone.

      The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of significant economic or market changes, you may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

      SIGNATURE GUARANTEES. Effective immediately, the size of a redemption requiring a signature guarantee has been increased from $25,000 to $50,000. If the shares requested to be redeemed from your account over any 30-day period have a value of more than $50,000, your signature must be guaranteed. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing, with your signature guaranteed, regardless of the value of the shares being redeemed. Further information regarding the signature guarantee requirement can be found on page 22 of the Prospectus.